Other Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Other Accrued Liabilities [Abstract]
Other accrued liabilities
11.	Other Accrued Liabilities

Other accrued liabilities consist of the following (in thousands):

	June 24, 2012	December 25, 2011
Vessel operations	$10,694	$13,783
Payroll and employee benefits	15,367	13,594
Marine operations	5,901	7,077
Terminal operations	8,188	9,297
Fuel	5,671	10,590
Interest	5,451	12,368
Legal settlements	10,180	8,066
Restructuring	24	233
Other liabilities	20,217	22,089

Total other accrued liabilities	$81,693	$97,097

The Company has recorded certain of its legal settlements at their net present value and is recording an accretion of the liability balance through interest expense. In addition to the current liabilities related to legal settlements, the Company also has commitments to make payments after June 24, 2013. The Company is required to make payments related to the plea agreement with the Antitrust Division of the Department of Justice (“DOJ”) of $3.0 million on or before March 24, 2014, $4.0 million on or before March 24, 2015, and $4.0 million on or before March 21, 2016, all of which are recorded in other long-term liabilities on the accompanying Condensed Consolidated Balance Sheets.

9.	Other Accrued Liabilities

Other accrued liabilities consist of the following (in thousands):

	December 25, 2011	December 26, 2010
Vessel operations	$13,783	$17,987
Payroll and employee benefits	13,594	13,996
Marine operations	7,077	6,787
Terminal operations	9,297	11,219
Fuel	10,590	5,750
Interest	12,368	7,344
Legal settlements	8,066	12,767
Restructuring	233	1,853
Other liabilities	22,089	23,018

Total other accrued liabilities	$97,097	$100,721